Taxes (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Taxes [Line Items]
statutory income tax rate	25.00%
Enterprise income tax rate	25.00%
Entitled to an income tax rate	15.00%
Reduced income tax rate	15.00%
Taxable losses	$ 1,788,882	$ 325,596		¥ 12,705,130	¥ 2,245,486
Foreign taxes (in Dollars)	$ (497)	$ (396)	$ (28,067)
Basic per share (in Dollars per share) | $ / shares	$ 0.01	$ 0.01
Diluted per share (in Dollars per share) | $ / shares	$ 0.01	$ 0.01
Valuation allowance (in Dollars)	$ 50,869	$ 81,231
PRC tax regulations percentage	200.00%	200.00%
Hong Kong [Member]
Taxes [Line Items]
statutory income tax rate	16.50%
PRC [Member]
Taxes [Line Items]
Foreign taxes (in Dollars)
high-tech enterprise [Member]
Taxes [Line Items]
Reduced income tax rate	15.00%
HNTEs [Member]
Taxes [Line Items]
Reduced income tax rate	15.00%	15.00%